Schedule of unbilled receivables (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Unbilled Receivables
Resource and managed services delivered but not yet billed — VIS India	$ 605,203
Services delivered but not yet billed — VIS international sub-group	209,687
Accrued income receivable — Connect Simple, Vega group and VIS India sub-groups	282,378
Unbilled receivables	$ 1,097,268